Depreciation and amortization (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and amortisation expense [abstract]
Depreciation of property and equipment (See Note 13.1)	$ 53,961,496	$ 45,018,013	$ 49,421,025
Amortization of intangible assets (See Note 14)	18,885,133	8,116,758	4,462,041
Amortization of rights to use leased real estate (See Note 13.1)	4,063,282	5,230,629	13,689,190
Depreciation of investment properties (See note 13.2)	2,699,998	2,336,577	2,053,468
Loss	0	1,735,867	4,772,385
Depreciation of other assets	1,768	10,677	14,151
TOTAL	$ 79,611,677	$ 62,448,521	$ 74,412,260